Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Preferred Stock [Member]	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Legal Reserve [Member]
Balance at Dec. 31, 2012	$ 47,287	$ 0	$ 2	$ 44,219	$ (3,824)	$ 5,523	$ 1,367
Balance (in shares) at Dec. 31, 2012		0	20,567,141
Outstanding ordinary shares of Andina Acquisition at the time of the exchange	(3,526)	$ 0	$ 0	35,351	(38,877)	0	0
Outstanding ordinary shares of Andina Acquisition at the time of the exchange (in shares)		0	3,647,529
Recapitalization of Andina Acquisition accumulated deficit	0	$ 0	$ 0	(38,877)	38,877	0	0
Foreign currency translation	(953)	0	0	0	0	(953)	0
Net income	22,312	0	0	0	22,312	0	0
Balance at Dec. 31, 2013	65,120	$ 0	$ 2	40,693	18,488	4,570	1,367
Balance (in shares) at Dec. 31, 2013		0	24,214,670
Issuance of common stock	5,000	$ 0	$ 0	5,000	0	0	0
Issuance of common stock (in shares)		0	483,892
Exercise of warrants	821	$ 0	$ 0	821	0	0	0
Exercise of warrants (in shares)		0	102,570
Foreign currency translation	(16,001)	$ 0	$ 0	0	0	(16,001)	0
Net income	20,318	0	0	0	20,318	0	0
Balance at Dec. 31, 2014	75,258	$ 0	$ 2	$ 46,514	$ 38,806	$ (11,431)	$ 1,367
Balance (in shares) at Dec. 31, 2014		0	24,801,132
Foreign currency translation	(5,577)
Net income	(1,466)
Balance at Jun. 30, 2015	$ 68,215